Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income	¥ 2,100,392	$ 321,900	¥ 2,960,768	¥ 2,788,547
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	208,990	32,029	198,237	148,238
Amortization of intangible assets	157,258	24,101	157,954	93,030
Share-based compensation	678,686	104,013	1,408,232	580,813
Share of (income) loss on equity method investments	42,522	6,517	23,350	(48,660)
Gain or loss on long-term investments	(1,500)	(230)	15,711	43,200
Gain on subsidiary deconsolidation	(6,676)	(1,023)
Gain on disposal of property and equipment	(282)	(43)	(398)	(1,283)
Provision of losses on receivable and other assets	46,075	7,061	12,209	(585)
Cash received on investment income distribution	1,153	177
Changes in operating assets and liabilities
Accounts receivable	52,247	8,007	442,176	(440,644)
Prepaid expenses and other current assets	(59,117)	(9,060)	26,372	(67,304)
Amount due from a related party	4,382	672	(4,382)	33,463
Deferred tax assets	4,569	700	20,722	(10,961)
Rental deposits	(4,265)	(654)	(836)	(3,817)
Other non-current assets	(138,484)	(21,224)	(24,022)	(45,534)
Accounts payable	(11,716)	(1,796)	52,246	233,713
Income tax payable	82,514	12,646	16,886	(38,791)
Deferred revenue	8,910	1,366	61,641	(14,249)
Accrued expenses and other current liabilities	(120,363)	(18,446)	212,349	51,903
Amount due to related parties	(10,144)	(1,555)	(53,032)	43,024
Deferred tax liabilities	(39,315)	(6,025)	(45,382)	(22,923)
Other non-current liabilities	85,053	13,035	(31,915)	6,538
Net cash provided by operating activities	3,080,889	472,168	5,448,886	3,327,718
Cash flows from investing activities
Purchase of property and equipment	(124,143)	(19,026)	(186,522)	(242,843)
Payment for long-term investments	(13,500)	(2,069)	(64,500)	(65,125)
Prepayment for long-term investments			(15,000)	(55,000)
Payment for business acquisition, net of cash acquired				(3,318,841)
Purchase of short-term deposits	(14,949,665)	(2,291,136)	(22,151,135)	(20,287,302)
Cash received on maturity of short-term deposits	19,577,159	3,000,331	18,686,430	13,922,393
Purchase of long-term deposits	(5,250,000)	(804,598)	(300,000)
Payment for short-term investments	(10,000)	(1,533)	(360,000)	(457,200)
Cash received from sales of short-term investment	10,000	1,533	360,000	467,700
Cash received from sales of long term investment	12,000	1,839
Other investing activities	(317)	(48)	808	2,214
Net cash used in investing activities	(748,466)	(114,707)	(4,029,919)	(10,034,004)
Cash flows from financing activities
Deferred payment for business acquisition	(18,354)	(2,813)	(379,507)
Proceeds from exercise of share options	226	35	187	5,313
Repurchase of ordinary shares	(330,207)	(50,606)
Repurchase of subsidiary's share options	(25,832)	(3,959)
Dividends payment	(1,123,983)	(172,258)	(877,346)
Deferred payment of purchase of property and equipment			(17,114)	(8,562)
Proceeds from bank loan				1,913,190
Repayment of bank loan				(2,041,680)
Proceeds from issuance of convertible notes, net of issuance cost of RMB114,382				4,819,678
Capital contribution from non-controlling interest shareholder				12
Net cash provided by (used in) financing activities	(1,498,150)	(229,601)	(1,273,780)	4,687,951
Effect of exchange rate changes	(80,944)	(12,407)	(478)	24,175
Net (decrease) increase in cash, cash equivalent and restricted cash	753,329	115,453	144,709	(1,994,160)
Cash and cash equivalents at the beginning of year	2,612,743	400,420	2,468,034	4,462,194
Cash, cash equivalent and restricted cash at the end of year	3,366,072	515,873	2,612,743	2,468,034
Non-cash investing and financing activities
Payable for purchase of property and equipment	8,403	1,288	3,051	49,407
Payable for repurchase of ordinary shares				44,347
Deferred consideration in connection with business acquisition	62,149	9,525	84,346	469,274
Ordinary shares issued for the acquisition of Tantan Limited				¥ 784,215
Right-of-use assets acquired in operating lease	¥ 236,499	$ 36,245	¥ 127,362